Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Summary of Accounts, Notes, Loans and Financing Receivable
The following table presents loan principal and accrued interests as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Loans receivable	1,842,784	2,750,808
Less: allowance for loan losses	(65,117)	(102,359)

Loans receivable, net	1,777,667	2,648,449

Summary of Financing Receivable Past Due
The following table presents the aging of loans as of December 31, 2021 and 2022:

	0-30 days past due	31-60 days past due	Over 60 days past due	Total amount past due	Current	Total loans
December 31, 2021 (RMB)	22,522	14,518	47,386	84,426	1,758,358	1,842,784
December 31, 2022 (RMB)	31,206	21,398	81,170	133,774	2,617,034	2,750,808

Summary of Financing Receivable Allowance for Credit Loss
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	(92,641)	(40,401)	(65,117)
Provisions for loan losses	(94,160)	(97,658)	(194,272)
Write-off	146,400	72,942	157,030

Balance at end of year	(40,401)	(65,117)	(102,359)